EQUIPMENT (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 183,132	$ 114,472
Accumulated Depreciation	96,029	36,550
Property, Plant and Equipment, Net	87,103	77,922
Computers and electronics [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	148,214	77,650
Accumulated Depreciation	84,072	27,438
Property, Plant and Equipment, Net	64,142	50,212
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	23,496	24,909
Accumulated Depreciation	9,478	7,325
Property, Plant and Equipment, Net	14,018	17,584
Tools and Parts [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,422	11,913
Accumulated Depreciation	2,479	1,787
Property, Plant and Equipment, Net	$ 8,943	$ 10,126